LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Long term prepayments and other non-current assets	$ 6,465,969	$ 2,171,508	$ 3,140,944
Furniture And Office Equipment [Member]
Long term prepayments and other non-current assets
Motor Vehicles [Member]
Long term prepayments and other non-current assets	4,363,827
Others [Member]
Long term prepayments and other non-current assets	205,137	208,928	30,224
Prepaid Farmland Lease [Member]
Long term prepayments and other non-current assets	$ 1,897,005	1,962,580	2,192,474
Cooperation Deposit [Member]
Long term prepayments and other non-current assets			$ 918,246